Acquisition (Purchase Consideration) (Details) - TECO Energy Inc [Member] $ / shares in Units, CAD in Millions, $ in Millions	Jul. 01, 2016 CAD	Jul. 01, 2016 USD ($)	Aug. 02, 2016 CAD	Jul. 01, 2016 USD ($) $ / shares
Business Combination, Consideration Transferred [Abstract]
Business Acquisition, Share Price				$ 27.55
Payments to Acquire Businesses, Gross	CAD 8,400	$ 6,500
Business Combination, Consideration Transferred, Liabilities Incurred	5,500	4,200
Business Combination, Consideration Transferred	13,900	$ 10,700
Short-Term Debt/Long-Term Debt [Abstract]
Convertible Debt	728		CAD 1,400	$ 560
Junior Subordinated Notes, Noncurrent	1,560			1,200
Other Long-term Debt, Noncurrent	500			384
Senior Notes, Noncurrent	4,200			3,250
Line of Credit Facility, Fair Value of Amount Outstanding	CAD 1,400			$ 1,100